Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure
The following table summarizes the contractual rent payments expected in future years:

(In thousands)	2018	2019	2020	2021	2022	Thereafter	Total
Operating lease rental payments	$307	$293	$258	$259	$116	$—	$1,233